Offerings - Offering: 1	Mar. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,$0.001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.527
Maximum Aggregate Offering Price	$ 1,581,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 242.06
Offering Note
1.
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Common Stock that become issuable under Registrant’s 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of outstanding shares of Registrant’s Common Stock.

Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.62 per share, which is the average of the high and low selling prices of a share of the Registrant’s Common Stock on March 25, 2025, as reported on the OTCQB Marketplace, multiplied by 85% (the percentage of the price per share applicable to purchases under the ESPP).